Share-based payment arrangements - Summary of Share-based Awards (Details)		12 Months Ended
	Feb. 22, 2023 shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Stock Options [Abstract]
Stock options outstanding, beginning of year (in shares)		8,594,289	8,847,218
Stock options forfeited (in shares)		(190,687)	(194,517)
Replacement awards in a business combination (in shares)		414,606
Stock options granted (in shares)		49,068	41,845
Dividend equivalents (in shares)		0
Stock options exercised (in shares)		(719,853)	(100,257)
Stock options outstanding, end of year (in shares)		8,147,423	8,594,289
Stock options exercisable (in shares)		4,180,568	3,762,900
Weighted average grant date fair value, stock options (in dollars per share) | $ / shares		$ 18.15	$ 7.01
Weighted average exercise price, stock options outstanding, beginning of year (in dollars per share) | $ / shares		56.24	55.87
Weighted average exercise price, stock options forfeited (in dollars per share) | $ / shares		70.28	53.96
Weighted average exercise price, stock options replacement awards in a business combination (in dollars per share) | $ / shares		19.71
Weighted average exercise price, stock options granted (in dollars per share) | $ / shares		28.75	37.97
Weighted average exercise price, stock options dividend equivalents (in dollars per share) | $ / shares		0
Weighted average exercise price, stock options exercised (in dollars per share) | $ / shares		11.28	20.69
Weighted average exercise price, stock options outstanding, end of year (in dollars per share) | $ / shares		57.86	56.24
Weighted average exercise price, stock options exercisable (in dollars per share) | $ / shares		$ 28.51	$ 22.30
Paya Inc.
Stock Options [Abstract]
Stock options granted (in shares)	414,606
Restricted share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)		3,892,643	972,097
Share units forfeited (in shares)		(375,233)	(53,947)
Replacement awards in a business combination (in shares)		909,735
Share units granted (in shares)		3,410,312	3,067,155
Dividend equivalents (in shares)		52,081
Share units exercised (in shares)		(532,259)	(92,662)
Share units outstanding, end of year (in shares)		7,357,279	3,892,643
Share units exercisable (in shares)		1,289,637	241,732
Weighted average grant date fair value, share units (in dollars per share) | $ / shares		$ 22.15	$ 38.45
Restricted share units | Paya Inc.
Share Units [Abstract]
Share units granted (in shares)	909,735
Performance share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)		1,778,431	1,395,169
Share units forfeited (in shares)		(454,132)	0
Replacement awards in a business combination (in shares)		0
Share units granted (in shares)		0	383,262
Dividend equivalents (in shares)		8,604
Share units exercised (in shares)		0	0
Share units outstanding, end of year (in shares)		1,332,903	1,778,431
Share units exercisable (in shares)		142,565	141,122
Weighted average grant date fair value, share units (in dollars per share) | $ / shares		$ 19.62	$ 49.76
Deferred share units
Share Units [Abstract]
Share units outstanding, beginning of year (in shares)		48,596	10,371
Share units forfeited (in shares)		0	0
Replacement awards in a business combination (in shares)		0
Share units granted (in shares)		64,425	38,225
Dividend equivalents (in shares)		814
Share units exercised (in shares)		0	0
Share units outstanding, end of year (in shares)		113,835	48,596
Share units exercisable (in shares)		113,835	48,596
Weighted average grant date fair value, share units (in dollars per share) | $ / shares		$ 24.41	$ 30.79